Contingencies (Modafinil Antitrust Litigation and FTC Inquiry) (Narrative) (Details) (Modafinil Antitrust Litigation and FTC Inquiry, Other drug manufacturers)	0 Months Ended
Apr. 27, 2006 other_drug_manufacturers
Modafinil Antitrust Litigation and FTC Inquiry | Other drug manufacturers
Loss Contingencies [Line Items]
Number of defendants	4